UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         MARCH 31, 2009
                                               -----------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Dr. Jeffrey R. Jay, M.D
               -----------------------------------------------------
Address:                165 Mason Street - 3rd Floor
               -----------------------------------------------------
                        Greenwich, CT  06830
               -----------------------------------------------------

13F File Number:  028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
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Title:
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Phone:
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Signature, Place, and Date of Signing:

   /s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, Ct           May 15, 2009
----------------------------------   ----------------------   ------------------
       [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        13F File Number                    Name

        28-_____________                   _____________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                           --------------

Form 13F Information Table Entry Total:        35
                                           --------------

Form 13F Information Table Value Total:    $   145,779
                                            -------------
                                             (thousands)


List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number          Name

1         028-13262                Mr. David Kroin
2         028-11743                Great Point Partners, LLC





                                       2



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
                                       TITLE                         SHARES
                                       OF     CUSIP      VALUE       OR PRN     SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                         CLASS             (X$1000)    AMOUNT     PRN CALL  DISCRETION      MANAGERS  SOLE SHARED NONE
AMAG PHARMACEUTICALS, INC. CMN          COM   00163U106  6,000       150        SH        Shared-Defined  None           150  0 NONE
CALL/AMAG(YJWAR)  @ 90 EXP 01/16/2010   CALL  00163U106  19,000      224        SH  CALL  Shared-Defined  None           224  0 NONE
CALL/AMAG(YJWAM)  @ 65 EXP 01/16/2010   CALL  00163U106  330,000     1,000      SH  CALL  Shared-Defined  None         1,000  0 NONE
ATS MEDICAL INC CMN                     COM   002083103  3,000,000   1,200,000  SH        Shared-Defined  None     1,200,000  0 NONE
ABBOTT LABORATORIES CMN                 COM   002824100  4,770,000   100,000    SH        Shared-Defined  None       100,000  0 NONE
ABIOMED INC CMN                         COM   003654100  7,721,000   1,575,800  SH        Shared-Defined  None     1,575,800  0 NONE
ADOLOR CORP CMN                         COM   00724X102  2,773,000   1,359,451  SH        Shared-Defined  None     1,359,451  0 NONE
ANADYS PHARMACEUTICALS, INC. CMN        COM   03252Q408  6,451,000   950,000    SH        Shared-Defined  None       950,000  0 NONE
ANGIODYNAMICS, INC. CMN                 COM   03475V101  6,969,000   620,000    SH        Shared-Defined  None       620,000  0 NONE
PUT/ARNA(UGGPZ)  @ 2.5 EXP 04/18/2009   PUT   040047102  5,000       212        SH   PUT  Shared-Defined  None           212  0 NONE
AVALON PHARMACEUTICALS INC CMN          COM   05346P106  350,000     760,000    SH        Shared-Defined  None       760,000  0 NONE
BIOMARIN PHARMACEUTICAL INC CMN         COM   09061G101  16,055,000  1,300,000  SH        Shared-Defined  None     1,300,000  0 NONE
CEPHALON INC CMN                        COM   156708109  15,322,000  225,000    SH        Shared-Defined  None       225,000  0 NONE
CONMED CORP CMN                         COM   207410101  504,000     35,000     SH        Shared-Defined  None        35,000  0 NONE
CALL/DNDN(UKOEA)  @ 5 EXP 05/16/2009    CALL  24823Q107  888,000     4,533      SH  CALL  Shared-Defined  None         4,533  0 NONE
GENZYME CORP CMN                        COM   372917104  11,878,000  200,000    SH        Shared-Defined  None       200,000  0 NONE
KERYX BIOPHARMACEUTICALS INC CMN        COM   492515101  2,000       15,000     SH        Shared-Defined  None        15,000  0 NONE
MERIT MEDICAL SYS INC CMN               COM   589889104  1,221,000   100,000    SH        Shared-Defined  None       100,000  0 NONE
NPS PHARMACEUTICALS INC CMN             COM   62936P103  172,000     40,968     SH        Shared-Defined  None        40,968  0 NONE
NOVAMED INC CMN                         COM   66986W108  691,000     304,202    SH        Shared-Defined  None       304,202  0 NONE
NXSTAGE MEDICAL INC CMN                 COM   67072V103  1,011,000   392,000    SH        Shared-Defined  None       392,000  0 NONE
QUIDEL CORP CMN                         COM   74838J101  922,000     100,000    SH        Shared-Defined  None       100,000  0 NONE
RTI BIOLOGICS, INC. CMN                 COM   74975N105  2,167,000   760,378    SH        Shared-Defined  None       760,378  0 NONE
ST JUDE MEDICAL INC CMN                 COM   790849103  9,083,000   250,000    SH        Shared-Defined  None       250,000  0 NONE
SEPRACOR INC CMN                        COM   817315104  5,864,000   400,000    SH        Shared-Defined  None       400,000  0 NONE
SHIRE LIMITED SPONSORED ADR CMN         COM   82481R106  12,579,000  350,000    SH        Shared-Defined  None       350,000  0 NONE
TECHNE CORP CMN                         COM   878377100  2,736,000   50,000     SH        Shared-Defined  None        50,000  0 NONE
CALL/UTHR(WUMAU)  @ 130 EXP 01/16/2010  CALL  91307C102  42,000      340        SH  CALL  Shared-Defined  None           340  0 NONE
WELLCARE HEALTH PLANS INC CMN           COM   94946T106  6,000       500        SH        Shared-Defined  None           500  0 NONE
WRIGHT MED GROUP INC CMN                COM   98235T107  1,955,000   150,000    SH        Shared-Defined  None       150,000  0 NONE
ZIMMER HLDGS INC CMN                    COM   98956P102  5,475,000   150,000    SH        Shared-Defined  None       150,000  0 NONE
COVIDIEN LTD. CMN                       COM   G2552X108  6,648,000   200,000    SH        Shared-Defined  None       200,000  0 NONE
ORTHOFIX INTERNATIONAL CMN              COM   N6748L102  926,000     50,000     SH        Shared-Defined  None        50,000  0 NONE
TRANSITION THERAPEUTICS INC.            COM   893716209  7,794,331   1,855,793  SH        Shared-Defined  None     1,855,793  1 NONE
Biodel, Inc.                            COM   09064M105  9,443,505   1,812,573  SH        Shared-Defined  None     1,812,573  2 NONE
